Stock Plans (Activity For Restricted Stock And Deferred Stock Awards) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock Plans [Abstract]
Beginning Balance, Number of Shares	8,768,707
Granted, Number of Shares	3,849,600
Vested, Number of Shares	(1,765,109)	(2,000,000)	(1,500,000)
Forfeited, Number of Shares	(415,310)
Ending Balance, Number of Shares	10,437,888	8,768,707
Beginning Balance, Weighted-Average Grant Date Fair Value Per Share	$ 43.94
Granted, Weighted-Average Grant Date Fair Value Per Share	$ 59.44
Vested, Weighted-Average Grant Date Fair Value Per Share	$ 47.49
Forfeited, Weighted-Average Grant Date Fair Value Per Share	$ 46.51
Ending Balance, Weighted-Average Grant Date Fair Value Per Share	$ 48.67	$ 43.94